UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     November 15, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $199,147 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS            COM                 25816109      2868    98690 SH       SOLE                        0        0    98690
AMERICAN INT'L GROUP        COM                 26874107      5065    64941 SH       SOLE                        0        0    64941
AOL TIME WARNER             COM                 00184A105      557    16833 SH       SOLE                        0        0    16833
AT&T CANADA INC.            COM                 00207Q202     4528   156095 SH       SOLE                        0        0   156095
CANADIAN NAT'L RAILWAY      COM                 136375102    11362   298606 SH       SOLE                        0        0   298606
CANADIAN PACIFIC            COM                 135923100     6418   199993 SH       SOLE                        0        0   199993
EMERSON ELECTRIC            COM                 291011104     6724   142890 SH       SOLE                        0        0   142890
FANNIE MAE                  COM                 313586109     8957   111883 SH       SOLE                        0        0   111883
FIRST DATA CORP.            COM                 319963104    11579   198753 SH       SOLE                        0        0   198753
FREDDIE MAC                 COM                 313400301     7944   122221 SH       SOLE                        0        0   122221
GANNETT                     COM                 364730101     8920   148395 SH       SOLE                        0        0   148395
GENERAL AMER 7.2% PREF.     CV.PREF             368802302      204     7935 SH       SOLE                        0        0     7935
GENUINE PARTS               COM                 372460105      237     7445 SH       SOLE                        0        0     7445
GUIDANT                     COM                 401698105     9796   254450 SH       SOLE                        0        0   254450
INT'L BUSINESS MACHINES     COM                 459200101     9994   108276 SH       SOLE                        0        0   108276
JOHNSON CONTROLS            COM                 478366107     2134    32705 SH       SOLE                        0        0    32705
K-MART CV PREF. T 7.75%     CV.PREF             489778208     3607    97000 SH       SOLE                        0        0    97000
LEAR CORP.                  COM                 521865105     3119   115425 SH       SOLE                        0        0   115425
LENNAR 0% CV LYON           CV. BOND            526057AA2      735  1365000 SH       SOLE                        0        0  1365000
LONGVIEW FIBRE              COM                 543213102      270    26693 SH       SOLE                        0        0    26693
MERCK                       COM                 589331107     6552    98379 SH       SOLE                        0        0    98379
MERRILL LYNCH               COM                 590188108      255     6275 SH       SOLE                        0        0     6275
MERRILL LYNCH CV TO AOL     CV. BOND            590188JV1       77    85000 SH       SOLE                        0        0    85000
MICROSOFT                   COM                 594918104     3798    74230 SH       SOLE                        0        0    74230
MORGAN STNL/DN WITTER       COM                 617446448     3074    66327 SH       SOLE                        0        0    66327
NABORS INDUSTRIES           COM                 629568106     5499   262215 SH       SOLE                        0        0   262215
NEW PLAN EXCEL REALTY       COM                 648059103     6277   367090 SH       SOLE                        0        0   367090
PFIZER                      COM                 717081103     3270    81538 SH       SOLE                        0        0    81538
QUEBECOR WORLD              COM                 748203106     5553   223920 SH       SOLE                        0        0   223920
QWEST COMMUNICATIONS        COM                 749121109     5720   342530 SH       SOLE                        0        0   342530
RYLAND GROUP                COM                 783764103    17046   357440 SH       SOLE                        0        0   357440
TORCHMARK                   COM                 891027104     4159   106645 SH       SOLE                        0        0   106645
TRIBUNE BOND CV INTO AOL    CV.BOND             896047305     4177    46310 SH       SOLE                        0        0    46310
TRICON GL RESTAURANTS       COM                 895953107     2225    56721 SH       SOLE                        0        0    56721
USX 6.75% CV PREF. Z        CV.PREF             90339E201      223     4810 SH       SOLE                        0        0     4810
V.F. CORPORATION            COM                 918204108     6728   229865 SH       SOLE                        0        0   229865
WAL-MART STORES             COM                 931142103     7428   150068 SH       SOLE                        0        0   150068
WASHINGTON MUTUAL           COM                 939322103    12068   313612 SH       SOLE                        0        0   313612